Income taxes and deferred taxes - Additional information (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Income taxes and deferred taxes
Additional tax accrual for uncertain position	€ 600,000	€ 286,000
Increase (Decrease) of income tax payable or reimbursed by subsidiaries.	254,000	€ 121,000
Current tax liability	4,020,000		€ 3,939,000
Uncertain tax positions	€ 3,700,000